LEASE LIABILITIES AND RIGHT OF USE ASSETS, NET - Narrative (Details)	12 Months Ended
Dec. 31, 2023 Agreement
Buildings [member]
Right of use assets
Term of lease agreement	5 years
Vehicles [Member]
Right of use assets
Term of lease agreement	3 years
Bulgaria
Right of use assets
Number of agreements expires	2